Share-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Nov. 18, 2011	Aug. 21, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share-based award plans			5
Number of shares authorized			28,000,000
Additional shares authorized						8,100,000	13,500,000
Number of shares available for grant			9,500,000
Stock options and SARs expiration period, years			10 years
Unrecognized pre-tax compensation cost			$ 13
Unrecognized compensation cost to be recognized period, in years			1 year
Cash received from exercise of share-based awards	12	10	38	6	3
Non-Employee Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized			500,000
Number of shares available for grant			109,853
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total annual grants			566,000	1,388,000	913,000
Unrecognized pre-tax compensation cost			$ 8
Unrecognized compensation cost to be recognized period, in years			1 year
Restricted Stock Units (RSUs) | Non-Employee Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total annual grants			34,124	34,407	65,142
Performance-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total annual grants			296,489	1,122,665
2010 Performance-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			5 years
Accelerated vesting and increased compensation percentage				125.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options and SARs exercisable period, years			3
Vesting period			3 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			5 years